Schedule of Investments (unaudited)	iShares® Breakthrough Environmental Solutions ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Discretionary — 16.8%
Li Auto Inc.(a)	11,600	$137,388
Linamar Corp.	1,032	49,054
NIO Inc.(a)	14,960	118,113
Tesla Inc.(a)	1,136	186,656
Tianneng Power International Ltd.	16,000	18,579
XPeng Inc.(a)	20,400	97,409
Yadea Group Holdings Ltd.(b)	24,000	56,113
		663,312
Industrials — 42.2%
ABB Ltd., Registered	5,408	195,086
Alfen Beheer BV(a)(b)	564	45,633
Evoqua Water Technologies Corp.(a)	3,096	153,097
Gotion High-tech Co. Ltd., Class A	3,600	14,329
GS Yuasa Corp.	2,000	35,200
Kurita Water Industries Ltd.	2,800	117,345
Meidensha Corp.	1,200	16,302
Ming Yang Smart Energy Group Ltd., Class A	4,800	14,359
Munters Group AB(b)	3,484	34,197
NARI Technology Co. Ltd., Class A	13,200	49,904
NGK Insulators Ltd.	6,400	80,332
Nibe Industrier AB, Class B	16,864	188,824
Nordex SE(a)	3,080	37,093
Shanghai Electric Group Co. Ltd., Class A(a)	24,800	16,821
Signify NV(b)	3,200	106,869
SunPower Corp.(a)	1,392	18,402
Vestas Wind Systems A/S(a)	6,140	169,897
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	6,800	10,777
Xylem Inc./NY	1,740	180,682
Yaskawa Electric Corp.	4,400	179,193
		1,664,342
Information Technology — 26.6%
Daqo New Energy Corp., ADR(a)	1,208	55,471
Duk San Neolux Co. Ltd.(a)	296	9,654
Enphase Energy Inc.(a)	552	90,639

Security	Shares	Value

Information Technology (continued)
First Solar Inc.(a)	556	$101,515
Hangzhou First Applied Material Co. Ltd., Class A	2,800	19,896
JA Solar Technology Co. Ltd., Class A	4,480	26,143
Landis+Gyr Group AG	536	44,407
LONGi Green Energy Technology Co. Ltd., Class A	15,200	76,794
Meyer Burger Technology AG(a)	67,168	43,262
Samsung SDI Co. Ltd.	316	163,995
SMA Solar Technology AG(a)	292	31,585
SolarEdge Technologies Inc.(a)	364	103,969
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,000	36,080
TSEC Corp.(a)	8,000	9,620
United Renewable Energy Co. Ltd.(a)	24,000	16,252
Universal Display Corp.	1,060	141,468
Xinyi Solar Holdings Ltd.	72,000	77,407
		1,048,157
Materials — 7.6%
Johnson Matthey PLC	5,160	127,471
Umicore SA	5,240	172,006
		299,477
Utilities — 6.6%
E.ON SE	16,464	217,781
Gunkul Engineering PCL, NVDR	114,000	12,670
Sunnova Energy International Inc.(a)	1,624	29,167
		259,618
Total Investments — 99.8%
(Cost: $4,017,292)		3,934,906

Other Assets Less Liabilities — 0.2%		9,394

Net Assets — 100.0%		$3,944,300

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/28/23	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—	$—	—	$4	$—

(a)	Commencement of operations.

(b)	As of period end, the entity is no longer held.

(c)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Breakthrough Environmental Solutions ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,110,119	$2,824,787	$—	$3,934,906

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

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